CONTRACT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Contract Liabilities
SCHEDULE OF CONTRACT LIABILITIES
	2024	2025
	S$	S$

Contract liabilities	107,742	179,793

SCHEDULE OF UNSATISFIED PERFORMANCE OBLIGATIONS

	More than 1 year but less than 5 years	More than 5 years but less than 10 years	More than 10 years
	S$	S$	S$
Partially and fully unsatisfied performance obligations as at:
December 31, 2024	485,000	250,000	30,000
December 31, 2025	802,000	372,000	31,000